Law Offices
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

Direct Dial - (215) 564-8027

1933 Act Rule 485(a)(1)
1933 Act File No. 333-123467
1940 Act File No. 811-21732

May 27, 2010

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	MGI Funds
File Nos. 333-123467 and 811-21732

Ladies and Gentlemen:

On behalf of MGI Funds (the “Registrant”), and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 6/8 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Registrant is filing the Amendment for the purposes of: (i) updating financial and certain other information contained in the prospectuses and the statement of additional information; and (ii) revising disclosure to conform to changes to Form N-1A, including compliance with the new summary prospectus requirements.  The Amendment relates to all series of the Registrant.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectuses and the statement of additional information.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Fabio Battaglia, at (215) 564-8077.

Very truly yours,

/s/Mark A. Sheehan
Mark A. Sheehan

cc: Chad D. Eskildsen